Authorization to Issue the Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Authorization of date of issuance of consolidated financial statements	Feb. 20, 2019